Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Abstract]
Auditor Name	Galaz, Yamazaki, Ruiz Urquiza, S.C.
Auditor Location	Mexico City, Mexico
Auditor Firm ID	1153